ACQUISITIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Business Combinations [Abstract]
ACQUISITIONS

NOTE 3 – ACQUISITIONS

As previously disclosed in our Annual Report on Form 10-K for the year ending December 31, 2015, on January 2, 2016, the Company closed the acquisition of warisboring.com pursuant to the terms and conditions of the Website Asset Purchase Agreement dated December 4, 2015 for an aggregate purchase price of $250,000.  The purchase price consisted of a cash payment of $100,000 made at the January 4, 2016 closing and the balance of $150,000, payable monthly in an amount equal to 30% of the net revenues from the website, when collected, with the total amount of the earn out to be paid by January 4, 2019.  The Company recorded the future monthly payments totaling $150,000 at a present value of $117,268, net of discount of $32,732.  The present value was calculated at a discount rate of 12% (which is the Company’s most recent borrowing rate) using the estimated future revenues from the website to estimate the payment dates.  The estimated future revenues from the website were based on the average historical monthly revenues from the website prior to the Company’s acquisition.  During the six months ending June 30, 2016, the Company amortized $5,456 of this discount.  The acquisition was accounted following ASC 805 “Business Combinations.”  Under the purchase method of accounting, the transaction was valued for accounting purposes at $217,268, which was the discounted fair value of warisboring.com.  The Company has initially determined there was only two amortizable intangible assets.  The acquisition date estimated discounted fair value of the consideration transferred consisted of the following:

Customer and related relationships	$39,578
Website	177,690
Total	$217,268

The above estimated discounted fair value of the intangible assets are based on a preliminary purchase price allocation prepared by management.  As a result, during the preliminary purchase price allocation period, which may be up to one year from the business combination date, we may record adjustments to the asset acquired, with the corresponding offset to website.  After the preliminary purchase price allocation period, we record adjustments to assets acquired subsequent to the purchase price allocation period in our operating results in the period in which the adjustments were determined.

Pro forma results

The following table sets forth the unaudited pro forma results of the Company as if the acquisition of the website had taken place on the first day of the period presented.  These combined results are not necessarily indicative of the results that may have been achieved had the website been acquired as of the first day of the period presented.

	Three months ended June 30, 2015	Six months ended June 30, 2015
Total revenue	$476,497	$884,130
Net loss	(336,696)	(642,822)
Basic and diluted net loss per common share	$(0.01)	$(0.02)

There were no costs of acquisition incurred as a result of this purchase.

As previously disclosed in our Annual Report on Form 10-K for the year ending December 31, 2015, on February 12, 2015, the Company entered into a Website Asset Purchase Agreement to purchase a website for a purchase price of $15,000.  The payment terms was $15,000 payable at the February 12, 2016 closing.  The asset acquisition was accounted for as a purchase of assets in accordance with Rule 11-01 (d) of Regulation S-X and ASC 805-10-55-4. There were no costs of acquisition incurred as a result of the asset purchase.

At June 30, 2016 and December 31, 2015, website acquisition assets consisted of the following:

	June 30,	December 31,
	2016	2015
Website Acquisition Assets	$1,287,179	$1,054,444
Less: Accumulated Amortization	(453,336)	(328,911)
Less: Impairment Loss	(95,247)	(95,247)
Website Acquisition Assets, net	$738,596	$630,286

Non-cash amortization expense for the three and six month periods ending June 30, 2016 and June 30, 2015 totaled $61,582 and $124,425, respectively, and $45,801 and $86,136, respectively.

NOTE 3 – ACQUISITIONS

On January 2, 2015, the Company entered into a Website Asset Purchase Agreement with an unrelated third party. As consideration for the purchase, the Company paid $50,000 in cash and issued 250,000 shares of its common stock with a fair value of $187,500. In conjunction with the Website Asset Purchase Agreement, the Company also entered into a Website Management Agreement. Under the terms of the Website Management Agreement, which expires on December 31, 2017, the Company agreed to pay $30,000 per year for full-time services in managing the website.  The acquisition was accounted following ASC 805 “Business Combinations.”  The operations of the website prior to the Company’s acquisition were immaterial; therefore, pro forma information was not presented.  There were no costs of acquisition incurred as a result of this purchase.

On February 17, 2015, the Company entered into a Website Asset Purchase Agreement with an unrelated third party for an aggregate purchase price of $102,000. The purchase price consisted of a cash payment of $27,000, payable at a rate of $1,500 per month beginning on the closing date, and 100,000 shares of the Company’s common stock with a fair value of $75,000. The asset acquisition was accounted for as a purchase of assets in accordance with Rule 11-01 (d) of Regulation S-X and ASC 805-10-55-4. There were no costs of acquisition incurred as a result of the asset purchase.

On April 14, 2015, the Company entered into a Website Asset Purchase Agreement with an unrelated third party for a purchase price of $50,000 in cash.  The acquisition was accounted for following ASC 805 "Business Combinations."  The operations of the website prior to the Company's acquisition were immaterial; therefore, pro forma information was not presented. There were no costs of acquisition incurred as a result of this purchase.

On June 1, 2015, the Company entered into a Website Asset Purchase Agreement with an unrelated third party for a purchase price of $50,000 in cash. The asset acquisition was accounted for as a purchase of assets in accordance with Rule 11-01 (d) of Regulation S-X and ASC 805-10-55-4. There were no costs of acquisition incurred as a result of the asset purchase.

On December 4, 2015, the Company entered into a Website Asset Purchase Agreement with an unrelated third party for an aggregate purchase price of $250,000.  This transaction closed on January 2, 2016.  See note 16.

At December 31, 2015 and December 31, 2014, website acquisition assets consisted of the following:

	December 31,
	2015	2014
Website Acquisition Assets	$1,054,444	$614,944
Less: Accumulated Amortization	(328,911)	(147,006)
Less: Impairment Loss	(95,247)	(24,716)
Website Acquisition Assets, net	$630,286	$443,222

Non-cash amortization expense for the years ending December 31, 2015 and 2014 was $181,905 and $147,006 respectively.

Non-cash impairment expense for the years ending December 31, 2015 and 2014 was $70,531 and $24,716 respectively.